Shareholder Report, Average Annual Return (Details)		10 Months Ended	12 Months Ended	20 Months Ended	29 Months Ended	60 Months Ended	82 Months Ended	106 Months Ended	112 Months Ended	119 Months Ended
		Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000173018 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NAV
Average Annual Return, Percent			2.98%			(0.10%)				1.61%
C000180107 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NAV
Average Annual Return, Percent			2.87%			1.48%			2.18%
C000193700 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NAV
Average Annual Return, Percent			2.53%			(0.53%)		1.33%
C000209930 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NAV
Average Annual Return, Percent			5.04%			3.35%	3.62%
C000248461 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NAV
Average Annual Return, Percent			3.70%		4.41%
C000248462 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NAV
Average Annual Return, Percent			5.61%		7.57%
C000248463 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NAV
Average Annual Return, Percent			4.18%		4.73%
C000255190 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NAV
Average Annual Return, Percent			5.61%	5.85%
C000263343 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NAV
Average Annual Return, Percent		4.32%
C000264202 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NAV
Average Annual Return, Percent		3.03%
ICE BofA U S Broad Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA U.S. Broad Market Index
Average Annual Return, Percent			2.72%			(0.40%)				1.45%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		0.28%	2.71%	2.86%	3.63%	(0.40%)	0.77%	1.54%	1.70%
ICE BofA Enhanced Yield U S Broad Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA Enhanced Yield U.S. Broad Bond Index
Average Annual Return, Percent			3.17%			0.18%				1.94%
Bloomberg 1 5 Year U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg 1‑5 Year U.S. Aggregate Bond Index
Average Annual Return, Percent			3.17%			1.66%			2.10%
NUSA Custom Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NUSA Custom Index
Average Annual Return, Percent	[1]		3.04%			1.62%			2.38%
Bloomberg MSCI U S Aggregate ESG Select Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg MSCI U.S. Aggregate ESG Select Index
Average Annual Return, Percent			2.70%			(0.37%)		1.54%
Bloomberg U S High Yield Very Liquid Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. High Yield Very Liquid Index
Average Annual Return, Percent			5.41%			3.87%	4.54%
Bloomberg MSCI U S High Yield Very Liquid ESG Select Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg MSCI U.S. High Yield Very Liquid ESG Select Index
Average Annual Return, Percent			5.53%			3.71%	3.99%
ICE US Institutional Capital Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE US Institutional Capital Securities Index
Average Annual Return, Percent			5.44%		7.52%
NPFI Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NPFI Blended Benchmark
Average Annual Return, Percent			5.84%		8.23%
ICE BofA U S 3 Month Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA U.S. 3‑Month Treasury Bill Index
Average Annual Return, Percent			3.82%		4.40%
JP Morgan CLO A Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JP Morgan CLO A Index
Average Annual Return, Percent			5.72%	6.05%
S And P UBS Leveraged Loan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P UBS Leveraged Loan Index
Average Annual Return, Percent			4.27%	5.12%
Bloomberg U S Securitized Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Securitized Bond Index
Average Annual Return, Percent		1.14%
ICE BofA BB B U S Cash Pay High Yield Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index
Average Annual Return, Percent		3.17%

[1]	The NUSA Custom Index is defined as the linked returns between the Bloomberg MSCI 1‑5 Year U.S. Aggregate ESG Select index (effective July 1, 2023) and the ICE BofA Enhanced Yield 1‑5 Year U.S. Broad Bond Index (through market close on June 30, 2023).